Gain on Sale of Assets - Summary of Gain (Loss) on Sale of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross sale price	$ 30,773	$ 16,930	$ 107,084
Gain/(Loss)	10,375	$ 0	11,579
Paraskevi
Property, Plant and Equipment [Line Items]
Gross sale price			7,300
Gain/(Loss)			(551)
Vassos
Property, Plant and Equipment [Line Items]
Gross sale price			8,650
Gain/(Loss)			(1,074)
Pedhoulas Builder
Property, Plant and Equipment [Line Items]
Gross sale price			22,500
Gain/(Loss)			(1,775)
Pedhoulas Farmer
Property, Plant and Equipment [Line Items]
Gross sale price			22,000
Gain/(Loss)			189
Maria
Property, Plant and Equipment [Line Items]
Gross sale price			12,000
Gain/(Loss)			3,843
Koulitsa
Property, Plant and Equipment [Line Items]
Gross sale price			13,600
Gain/(Loss)			5,748
Pedhoulas Fighter
Property, Plant and Equipment [Line Items]
Gross sale price			23,700
Gain/(Loss)			$ 5,199
Pedhoulas Trader
Property, Plant and Equipment [Line Items]
Gross sale price	15,900
Gain/(Loss)	4,637
Efrossini
Property, Plant and Equipment [Line Items]
Gross sale price	22,500
Gain/(Loss)	3,316
Katerina
Property, Plant and Equipment [Line Items]
Gross sale price	10,200
Gain/(Loss)	$ 2,422